Vessels, Drilling Units, Machinery and Equipment - Drilling Units, Machinery and Equipment (Tables) (Details) - Drilling units, machinery and equipment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cost
Balance,at the beginning of period	$ 0	$ 7,393,173
Additions	0	806,353
Deconsolidation of Ocean Rig		(8,199,526)
Balance,at the end of period	0	0
Accumulated Depreciation
Balance,at beginning of period	0	(1,133,426)
Depreciation	0	(154,481)
Deconsolidation of Ocean Rig		1,287,907
Balance,at end of period	0	0
Net Book Value
Balance,at beginning of period	0	6,259,747
Additions	0	806,353
Depreciation	0	(154,481)
Deconsolidation of Ocean Rig		(6,911,619)
Balance,at end of period	$ 0	$ 0